Income/(Loss) per share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Jianpu's shareholders	¥ 106,131	$ 14,539	¥ (26,772)	¥ (131,660)
Numerator for diluted net income/(loss) per share	¥ 106,131	$ 14,539	¥ (26,772)	¥ (131,660)
Denominator:
Denominator for basic net income/(loss) per share	399,454,434	399,454,434	424,612,125	424,031,623
Denominator for diluted net income/(loss) per share	410,098,257	410,098,257	424,612,125	424,031,623
Net income/(loss) per ordinary share:
Basic | (per share)	¥ 0.27	$ 0.04	¥ (0.06)	¥ (0.31)
Diluted | (per share)	¥ 0.26	$ 0.04	¥ (0.06)	¥ (0.31)
Employee Stock Option
Net income/(loss) per ordinary share:
Numbers of shares options excluded from calculation of diluted net income/ (loss) per share	20,834,621	20,834,621	46,851,006	42,337,559